Operating Lease Liabilities - Additional Information (Details) - contract	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Number of operating leases contracts	4	4
Weighted average discount rate	2.93%	2.95%
Weighted average remaining operating lease term	2 years 5 months 15 days	3 years 2 months 1 day